File No.  033-35156

File No.  811-06113

As filed with the U.S. Securities and Exchange Commission on September 16, 2021

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 52

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 53

The Caldwell & Orkin Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895, Tampa, Florida 33602

 (Address of Principal Executive Offices, Zip Code)

(813) 282-7870

(Registrant’s Telephone Number, including Area Code)

Derek Pilecki

President

The Caldwell & Orkin Funds, Inc.

100 South Ashley Drive, Suite 895, Tampa, Florida 33602

 (Name and Address of Agent for Service)

Copy to:

Jeffrey Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, North Carolina 27101

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)

on [ ] pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE CALDWELL & ORKIN FUNDS, INC.

On Behalf of its Series,

Caldwell & Orkin - Gator Capital Long/Short Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 52 to The Caldwell & Orkin Funds, Inc.’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 51 filed on August 27, 2021, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tampa, and State of Florida, on the 16th day of September, 2021.

THE CALDWELL & ORKIN FUNDS, INC. (Registrant)

By:	/s/ Derek Pilecki
Derek Pilecki
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Derek Pilecki Derek Pilecki	Director and President	September 16, 2021
/s/ Zachary P. Richmond Zachary P. Richmond	Treasurer	September 16, 2021
/s/ Frederick T. Blumer* Frederick T. Blumer	Director and Chairman	September 16, 2021
/s/ Rhett E. Ingerick* Rhett E. Ingerick	Director	September 16, 2021
/s/ Bevin E. Newton* Bevin E. Newton	Director	September 16, 2021
By: /s/ Linda J. Hoard Linda J. Hoard	*Attorney-in-Fact	September 16, 2021

* Executed by Linda J. Hoard as Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase